Shareowners' Equity (Tables)	3 Months Ended
Mar. 31, 2016
Stockholders' Equity Note [Abstract]
Accumulated other comprehensive income
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Three months ended March 31
(In millions)	2016	2015

Investment securities
Beginning balance	$460	$1,013
Other comprehensive income (loss) (OCI) before reclassifications –
net of deferred taxes of $81 and $155	159	287
Reclassifications from OCI – net of deferred taxes
of $40 and $(29)	60	(54)
Other comprehensive income (loss)(a)	220	233
Less OCI attributable to noncontrolling interests	-	1
Ending balance	$680	$1,245

Currency translation adjustments (CTA)
Beginning balance	$(5,499)	$(2,428)
OCI before reclassifications – net of deferred taxes
of $266 and $1,544	115	(5,338)
Reclassifications from OCI – net of deferred taxes
of $119 and $(1)	(114)	3
Other comprehensive income (loss)(a)	1	(5,335)
Less OCI attributable to noncontrolling interests	3	(48)
Ending balance	$(5,500)	$(7,715)

Cash flow hedges
Beginning balance	$(80)	$(180)
OCI before reclassifications – net of deferred taxes
of $(8) and $(38)	(25)	(926)
Reclassifications from OCI – net of deferred taxes
of $5 and $117	79	880
Other comprehensive income (loss)(a)	55	(46)
Less OCI attributable to noncontrolling interests	-	-
Ending balance	$(26)	$(226)

Benefit plans
Beginning balance	$(11,410)	$(16,578)
Prior service credit (costs) - net of deferred taxes
of $5 and $0	23	-
Net actuarial gain (loss) – net of deferred taxes
of $22 and $65	68	210
Net curtailment/settlement - net of deferred taxes
of $0 and $27	-	48
Prior service cost amortization – net of deferred taxes
of $21 and $37	16	50
Net actuarial loss amortization – net of deferred taxes
of $216 and $304	443	601
Other comprehensive income (loss)(a)	550	909
Less OCI attributable to noncontrolling interests	(1)	(2)
Ending balance	$(10,859)	$(15,667)

Accumulated other comprehensive income (loss) at March 31	$(15,705)	$(22,363)

(a) Total other comprehensive income (loss) was $826 million and $(4,240) million in the three months ended March 31, 2016 and 2015, respectively.

Reclassification out of accumulated other comprehensive income
RECLASSIFICATION OUT OF AOCI

	Three months ended March 31
(In millions)	2016	2015	Statement of earnings caption

Available-for-sale securities
Realized gains (losses) on
sale/impairment of securities	$(100)	$83	Total revenue and other income(a)
Income taxes	40	(29)	Benefit (provision) for income taxes(b)
Net of tax	$(60)	$54

Currency translation adjustments
Gains (losses) on dispositions	$(6)	$(1)	Total revenue and other income(c)
Income taxes	119	(1)	Benefit (provision) for income taxes(d)
Net of tax	$114	$(3)

Cash flow hedges
Gains (losses) on interest rate derivatives	$(30)	$(39)	Interest and other financial charges
Foreign exchange contracts	(41)	(957)	(e)
Other	(13)	-	(f)
	(84)	(997)	Total before tax
Income taxes	5	117	Benefit (provision) for income taxes
Net of tax	$(79)	$(880)

Benefit plan items
Curtailment gain (loss)	$-	$(75)	(g)
Amortization of prior service costs	(37)	(87)	(g)
Amortization of actuarial gains (losses)	(659)	(905)	(g)
	(696)	(1,067)	Total before tax
Income taxes	237	368	Benefit (provision) for income taxes
Net of tax	$(459)	$(699)

Total reclassification adjustments (net of tax)	$(485)	$(1,528)

  Included $(78) million and $5 million for the three months ended March 31, 2016 and 2015, respectively in earnings (loss) from discontinued operations, net of taxes.
  Included $32 million and $1 million for the three months ended March 31, 2016 and 2015, respectively in earnings (loss) from discontinued operations, net of taxes.
  Included $(5) million and none for the three months ended March 31, 2016 and 2015, respectively in earnings (loss) from discontinued operations, net of taxes.
  Included $119 million and none for the three months ended March 31, 2016 and 2015, respectively in earnings (loss) from discontinued operations, net of taxes.
  Included $(22) million and $(944) million in GE Capital revenues from services and $(19) million and $(13) million in interest and other financial charges in the three months ended March 31, 2016 and 2015, respectively.
  Primarily recorded in costs and expenses.
  Curtailment gain (loss), amortization of prior service costs and actuarial gains and losses out of AOCI are included in the computation of net periodic pension costs. See Note 10 for further information.

Changes to noncontrolling interests
CHANGES TO NONCONTROLLING INTERESTS

	Three months ended March 31
(In millions)	2016	2015

Beginning balance	$1,864	$8,674
Net earnings (loss)	(69)	(31)
Dividends	(7)	(2)
Dispositions	(42)	-
Other (including AOCI)(a)(b)	(79)	97
Ending balance	$1,667	$8,738

  Includes research & development partner funding arrangements, acquisitions and eliminations.
  Includes $(123) million for deconsolidation of investment funds managed by GE Asset Management (GEAM) upon the adoption of ASU 2015-02, Amendments to the Consolidation Analysis. See Note 1.

Redeemable noncontrolling interest
	Three months ended March 31
(In millions)	2016	2015

Beginning balance	$2,972	$98
Net earnings (loss)	(53)	(4)
Dividends	(9)	(10)
Redemption value adjustment	32	-
Other	94	(10)
Ending balance	$3,036	$73